Commitments and Contingencies (Action In Which We Are the Plaintiff) (Details)	1 Months Ended					2 Months Ended	4 Months Ended
	Dec. 31, 2015 Patents	Jun. 30, 2015 Patents	Oct. 31, 2014 Patents	Jun. 30, 2013 Patents	Jun. 30, 2010 Patents	Jul. 31, 2015 Defendant	Dec. 31, 2015 Patents
Sutent [Member] | Pfizer Versus Mylan Pharmaceuticals Inc. [Member] | Patent Infringement [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon					3
Number of patents infringed upon			2
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon				5		8
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon | Defendant						4
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon				3
Tygacil [Member] | Pfizer Versus Mylan Laboratories Limited [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon							2
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon		4
Precedex Premix [Member] | Hospira Versus Fresenius [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon	4